Exhibit 99.1

CAPITAL ONE PRIME AUTO RECEIVABLES TRUST 2020-1
Statement to Securityholders
Determination Date: June 12, 2023

Payment Date	6/15/2023
Collection Period Start	5/1/2023
Collection Period End	5/31/2023
Interest Period Start	5/15/2023
Interest Period End	6/14/2023

Cut-Off Date Net Pool Balance	$1,356,484,236.72
Cut-Off Date Adjusted Pool Balance	$1,356,484,236.72

I. DEAL SUMMARY

	Beginning Note Balance	Principal Payment	Ending Note Balance	Note Factor	Final Scheduled Payment Date
Class A-1 Notes	$—	$—	$—	—	Feb-21
Class A-2 Notes	$—	$—	$—	—	Jun-23
Class A-3 Notes	$35,543,799.58	$14,524,574.46	$21,019,225.12	0.047663	Nov-24
Class A-4 Notes	$122,790,000.00	$—	$122,790,000.00	1.000000	Aug-25
Class B Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Sep-25
Class C Notes	$13,565,000.00	$—	$13,565,000.00	1.000000	Oct-25
Class D Notes	$13,564,000.00	$—	$13,564,000.00	1.000000	Jul-26
Total Notes	$199,027,799.58	$14,524,574.46	$184,503,225.12

	Beginning Balance	Ending Balance	Pool Factor
Net Pool Balance	$202,419,010.17	$187,894,435.71	0.138516
YSOC Amount	N/A	N/A
Adjusted Pool Balance	$202,419,010.17	$187,894,435.71
Overcollateralization Amount (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Reserve Account Balance	$3,391,210.59	$3,391,210.59

	Beginning Note Balance	Interest Rate	Accrual Methodology	Interest Payment
Class A-1 Notes	$—	1.63725%	ACT/360	$—
Class A-2 Notes	$—	1.64000%	30/360	$—
Class A-3 Notes	$35,543,799.58	1.60000%	30/360	$47,391.73
Class A-4 Notes	$122,790,000.00	1.63000%	30/360	$166,789.75
Class B Notes	$13,565,000.00	1.79000%	30/360	$20,234.46
Class C Notes	$13,565,000.00	1.98000%	30/360	$22,382.25
Class D Notes	$13,564,000.00	2.23000%	30/360	$25,206.43
Total Notes	$199,027,799.58			$282,004.62

II. COLLATERAL POOL BALANCE

	Beginning of Period	End of Period
Net Pool Balance	$202,419,010.17	$187,894,435.71
Adjusted Pool Balance (Net Pool Balance - YSOC Amount)	$202,419,010.17	$187,894,435.71
Number of Receivables Outstanding	26,945	26,071
Weighted Average Contract Rate	4.63%	4.63%
Weighted Average Remaining Term (months)	24	23

III. FUNDS AVAILABLE FOR DISTRIBUTION

Available Funds:
a. Collections
Interest Collections	$790,916.06
Principal Collections	$14,457,219.22
Liquidation Proceeds	$81,758.50
b. Repurchase Price	$—
c. Optional Purchase Price	$—
d. Reserve Account Excess Amount	$—
Total Available Funds	$15,329,893.78
Reserve Account Draw Amount	$—
Total Funds Available for Distribution	$15,329,893.78

IV. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Servicing Fee	$168,682.51	$168,682.51	$—	$—	$15,161,211.27
Interest - Class A-1 Notes	$—	$—	$—	$—	$15,161,211.27
Interest - Class A-2 Notes	$—	$—	$—	$—	$15,161,211.27
Interest - Class A-3 Notes	$47,391.73	$47,391.73	$—	$—	$15,113,819.54
Interest - Class A-4 Notes	$166,789.75	$166,789.75	$—	$—	$14,947,029.79
First Allocation of Principal	$—	$—	$—	$—	$14,947,029.79
Interest - Class B Notes	$20,234.46	$20,234.46	$—	$—	$14,926,795.33
Second Allocation of Principal	$—	$—	$—	$—	$14,926,795.33
Interest - Class C Notes	$22,382.25	$22,382.25	$—	$—	$14,904,413.08
Third Allocation of Principal	$—	$—	$—	$—	$14,904,413.08
Interest - Class D Notes	$25,206.43	$25,206.43	$—	$—	$14,879,206.65
Fourth Allocation of Principal	$11,133,363.87	$11,133,363.87	$—	$—	$3,745,842.78
Reserve Account Deposit Amount	$—	$—	$—	$—	$3,745,842.78
Regular Principal Distribution Amount	$3,391,210.59	$3,391,210.59	$—	$—	$354,632.19
Owner Trustee, Indenture Trustee, and ARR Fees & Expenses	$—	$—	$—	$—	$354,632.19
Remaining Funds to Certificates	$354,632.19	$354,632.19	$—	$—	$—
Total	$15,329,893.78	$15,329,893.78	$—	$—

V. OVERCOLLATERALIZATION INFORMATION

Yield Supplement Overcollateralization Amount:
Beginning Period YSOC Amount	N/A
Increase/(Decrease)	N/A
Ending YSOC Amount	N/A

Overcollateralization:	Beginning of Period	End of Period
Adjusted Pool Balance	$202,419,010.17	$187,894,435.71
Note Balance	$199,027,799.58	$184,503,225.12
Overcollateralization (Adjusted Pool Balance - Note Balance)	$3,391,210.59	$3,391,210.59
Target Overcollateralization Amount	$3,391,210.59	$3,391,210.59
Overcollateralization Shortfall	$—	$—

VI. RESERVE ACCOUNT

Specified Reserve Account Balance	$3,391,210.59
Beginning Reserve Account Balance	$3,391,210.59
Reserve Account Deposit Amount	$—
Reserve Account Draw Amount	$—
Reserve Account Excess Amount	$—
Ending Reserve Account Balance	$3,391,210.59

VII. NET LOSS AND DELINQUENT RECEIVABLES

Net Loss:	% of EOP Net Pool Balance	# of Receivables	Amount
Defaulted Receivables during Collection Period (Principal Balance)	0.04%	8	$67,355.24
Liquidation Proceeds of Defaulted Receivables[1]	0.04%	77	$81,758.50
Monthly Net Losses (Liquidation Proceeds)			$(14,403.26)
Net Losses as % of Average Pool Balance (annualized)
Third Preceding Collection Period			(0.09)%
Second Preceding Collection Period			0.07%
Preceding Collection Period			(0.28)%
Current Collection Period			(0.09)%
Four-Month Average Net Loss Ratio			(0.10)%
Cumulative Net Losses for All Periods			$1,370,088.00
Cumulative Net Loss Ratio			0.10%
[1] Liquidation Proceeds include all proceeds on a receivable after it has been charged-off.

Delinquent Receivables:	% of EOP Net Pool Balance	# of Receivables	Principal Balance
30-59 Days Delinquent	0.38%	69	$709,842.40
60-89 Days Delinquent	0.08%	14	$144,250.15
90-119 Days Delinquent	0.02%	4	$38,891.00
120+ Days Delinquent	0.00%	0	$—
Total Delinquent Receivables	0.48%	87	$892,983.55

Repossession Inventory:		# of Receivables	Principal Balance
Repossessed in the Current Collection Period		2	$32,760.72
Total Repossessed Inventory		4	$56,604.29

60+ Delinquency Percentage:		# of Receivables	Amount
60+ Day Delinquent Receivables		18	$183,141.15
60+ Delinquencies as % of EOP Net Pool Balance
Third Preceding Collection Period			0.11%
Second Preceding Collection Period			0.10%
Preceding Collection Period			0.14%
Current Collection Period			0.10%
Delinquency Trigger			4.50%
Current Delinquency Percentage Exceeds Delinquency Trigger? (Yes/No)			No

VIII. TEMPORARY FORBEARANCE
The table below presents accounts which received a short-term payment extension in the month of May 2023.

	Month-End Balance		# of Receivables
	($MM)	(%)	(#)	(%)
Total Extensions	0.05	0.03%	7	0.03%